Consolidated Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions	Total	Common Shares [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	AOCL [Member] [1]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2015	$ 9,117	$ 3,942	$ 107	$ 6,387	$ (1,470)	$ 151
Beginning Balance, shares at Dec. 31, 2015		402.3
Net income	2,074			2,031		43
Other comprehensive income (loss)	(26)				(1)	(25)
Shares issued on exercise of stock options	33	$ 47	(14)
Shares issued on exercise of stock options, shares		2.1
Release of stock and stock units		$ 25	(25)
Release of stock and stock units, shares		0.4
Shares repurchased for tax withholdings on vesting of equity awards	(9)	$ (2)		(7)
Shares repurchased for tax withholdings on vesting of equity awards, shares		(0.2)
Repurchase and cancellation under normal course issuer bids [note 19]	(904)	$ (220)		(704)	20
Repurchase and cancellation under normal course issuer bid, shares		(22.4)
Acquisitions [note 6]	288					288
Stock-based compensation expense	37		37
Dividends paid to non-controlling interests	(6)					(6)
Dividends paid	(385)	$ 4		(389)
Dividends paid, shares		0.1
Ending Balance at Dec. 31, 2016	10,219	$ 3,796	105	7,318	(1,451)	451
Ending Balance, shares at Dec. 31, 2016		382.3
Net income	2,255			2,206		49
Other comprehensive income (loss)	876				844	32
Shares issued on exercise of stock options	44	$ 56	(12)
Shares issued on exercise of stock options, shares		1.7
Release of stock and stock units		$ 22	(22)
Release of stock and stock units, shares		0.4
Shares repurchased for tax withholdings on vesting of equity awards	(11)	$ (2)		(9)
Shares repurchased for tax withholdings on vesting of equity awards, shares		(0.2)
Repurchase and cancellation under normal course issuer bids [note 19]	(1,271)	$ (262)		(1,030)	21
Repurchase and cancellation under normal course issuer bid, shares		(26.2)
Contribution by non-controlling interests	10					10
Stock-based compensation expense	48		48
Reclassification of tax effect [note 20]				11	(11)
Dividends paid to non-controlling interests	(38)					(38)
Dividends paid	(400)	$ 7		(407)
Dividends paid, shares		0.1
Ending Balance at Dec. 31, 2017	$ 11,732	$ 3,617	$ 119	$ 8,089	$ (597)	$ 504
Ending Balance, shares at Dec. 31, 2017		358.1

[1]	AOCL is Accumulated Other Comprehensive Loss.